May 29, 2019
PRUDENTIAL INVESTMENT PORTFOLIOS 12
PGIM Short Duration Muni High Income Fund
(the "Fund")

Supplement dated March 6, 2020 to the Currently Effective
Summary Prospectus, Prospectus and Statement of Additional Information (SAI) of the Fund

This supplement should be read in conjunction with your Summary Prospectus, Statutory Prospectus and Statement of Additional Information, be retained for future reference and is in addition to any existing Fund supplements.

Effective on or about April 1, 2020, the Board of Trustees (the "Board") of Prudential Investment Portfolios 12 approved changing the name of the Fund to "PGIM Short Duration Muni Fund," and certain changes to the Fund's investment objectives, investment strategies, expense limitations, performance benchmarks and management and subadvisory fee schedules. As a result, the Fund's Summary Prospectus, Prospectus and Statement of Additional Information are amended as set forth below:

Change in the Fund's Name

PGIM Short Duration Muni High Income Fund is renamed PGIM Short Duration Muni Fund.

Change in the Fund's Investment Objective

The section of the Summary Prospectus and Prospectus entitled "Investment Objective" is deleted in its entirety and replaced with the following:

INVESTMENT OBJECTIVE

The Fund's investment objective is to seek a high level of current income exempt from federal income taxes.

Enhancements to Fund's Contractual Expense Limitations

The applicable section of the Summary Prospectus and Prospectus entitled "Fund Fees and Expenses" is deleted in its entirety and replaced with the following:

FUND FEES AND EXPENSES

The tables below describe the sales charges, fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and an eligible group of related investors purchase, or agree to purchase in the future, $100,000 or more in shares of the Fund or other funds in the PGIM Funds family. More information about these discounts as well as other waivers or discounts is available from your financial professional and is explained in Reducing or Waiving Class A's and Class C's Sales Charges on page 26 of the Fund's Prospectus, Appendix A: Waivers and Discounts Available From Certain Financial Intermediaries on page 47 of the Fund's Prospectus and in Rights of Accumulation on page 49 of the Fund's Statement of Additional Information (SAI).
Shareholder Fees (fees paid directly from your investment)
	Class A	Class C	Class Z	Class R6

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	2.25%	None	None	None

Maximum deferred sales charge (load) (as a percentage of the lower of the original purchase
price or the net asset value at redemption)	1.00%	1.00%	None	None

Maximum sales charge (load) imposed on reinvested dividends and other distributions	None	None	None	None

Redemption fee	None	None	None	None

Exchange fee	None	None	None	None

Maximum account fee (accounts under $10,000)	$15	$15	None*	None

*Direct Transfer Agent Accounts holding under $10,000 of Class Z shares are subject to the $15 fee.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class Z	Class R6
Management fees	0.29%	0.29%	0.29%	0.29%
Distribution and service (12b-1) fees	0.25%	1.00%	None	None
Other expenses	0.23%	0.26%	0.25%	0.97%
Total annual Fund operating expenses	0.77%	1.55%	0.54%	1.26%
Fee waiver and/or expense reimbursement	(0.12%)	(0.12%)	(0.22%)	(0.97%)
Total annual Fund operating expenses after fee waiver and/or
expense reimbursement(1)	0.65%	1.43%	0.32%	0.29%

(1)PGIM Investments LLC (PGIM Investments) has contractually agreed, through July 31, 2021, to limit Total Annual Fund Operating Expenses after fee waivers and/or expense reimbursements to 0.85% of average daily net assets for Class A shares, 1.60% of average daily net assets for Class C shares, 0.32% of average daily net assets for Class Z shares, and 0.29% of average daily net assets for Class R6 shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales. Where applicable, PGIM Investments agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, Total Annual Fund Operating Expenses for Class R6 shares will not exceed Total Annual Fund Operating Expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by PGIM Investments may be recouped by PGIM Investments within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This waiver may not be terminated prior to July 31, 2021 without the prior approval of the Fund's Board of Trustees.

Example. The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year, that the Fund's operating expenses remain the same (except that fee waivers or reimbursements, if any, are only reflected in the 1-Year figures) and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.

		If Shares Are Redeemed				If Shares Are Not Redeemed
		3	5	10		3	5
Share Class	1 Year	Years	Years	Years	1 Year	Years	Years	10 Years

Class A	$290	$454	$632	$1,147	$290	$454	$632	$1,147

Class C	$246	$478	$833	$1,835	$146	$478	$833	$1,835

Class Z	$33	$151	$280	$656	$33	$151	$280	$656

Class R6	$30	$304	$598	$1,437	$30	$304	$598	$1,437

Change in the Fund's Investment Strategies

The section of the Summary Prospectus entitled "Investments, Risks and Performance – Principal Investment Strategies" is deleted in its entirety and replaced with the following:

Principal Investment Strategies. The Fund seeks to achieve its investment objective by investing, under normal conditions, at least 80% of its investable assets in municipal bonds that pay interest which is exempt from regular federal personal income tax. The term "investable assets" refers to the Fund's net assets plus any borrowings for investment purposes. The Fund's investable assets will be less than its total assets to the extent that it has borrowed money for non-investment purposes, such as to meet anticipated redemptions. The Fund's investments may include certain municipal bonds, the interest on which is subject to the federal alternative minimum tax (AMT).

Although the Fund may invest in instruments of any duration or maturity, the Fund, under normal conditions, seeks to maintain a weighted average portfolio duration of approximately four years or less. The Fund's weighted average portfolio duration, however, may be longer at any time or from time to time depending on market conditions.

Municipal bonds in which the Fund invests include obligations issued by US states and their subdivisions, authorities, instrumentalities and corporations, as well as obligations issued by US territories (such as Puerto Rico, the US Virgin Islands and Guam) that pay interest that is exempt from regular federal personal income tax. The Fund, under normal conditions, invests at least 70% of its investable assets in "investment grade" municipal debt obligations. Investment grade municipal debt obligations are bonds rated Baa3 or higher by Moody's Investors Service, Inc. (Moody's), or BBB- or higher by S&P Global Ratings (S&P), or comparably rated by another nationally recognized statistical rating organization (NRSRO), and unrated debt obligations that the subadviser believes are comparable in quality. The Fund, under normal conditions, may also invest up to 30% of its investable assets in high yield municipal debt obligations or junk bonds. High yield or junk bonds are rated below Baa3 by Moody's and below BBB- by S&P, or comparably rated by another NRSRO, and are considered speculative. Lower rated bonds tend to offer higher yields, but also offer greater risks, than higher-rated bonds. The Fund may invest in obligations the interest and/or principal payments on which are insured by the bond insurers or other parties.

The Fund may invest without limit in securities that generate income subject to the AMT. The Fund generally emphasizes revenue bonds over general obligation bonds. General obligation bonds are obligations supported by the credit of an issuer that has the power to tax and are payable from that issuer's general revenues and not from any specific source. Revenue bonds, on the other hand, are payable from revenues derived from a particular source or project.

In determining which securities to buy and sell, the subadviser considers, among other things, fundamental research, yield, maturity, issue and expectations regarding economic and political developments, including movements in interest rates and demand for municipal bonds. The subadviser may trade securities based on its outlook on interest rates. The subadviser also seeks to take advantage of differentials in yields with respect to securities with similar credit ratings and maturities, but which vary according to the purpose for which they were issued, as well as securities issued for similar purposes with similar maturities, but which vary according to ratings.

In managing the Fund's assets, the subadviser uses a combination of top-down economic analysis and bottom-up research in conjunction with proprietary quantitative models and risk management systems. In the top-down economic analysis, the subadviser develops views on economic, policy and market trends. In its bottom-up research, the subadviser develops an internal rating and outlook on issuers. The rating and outlook is determined based on a thorough review of the financial health and trends of the issuer. The subadviser may also consider investment factors such as expected total return, yield, spread and potential for price appreciation as well as credit quality, maturity and risk.

Change in the Fund's Performance Benchmarks

The introductory paragraphs in the section of the Summary Prospectus and Prospectus entitled "Performance" are deleted in their entirety and replaced with the following:

Performance. The following bar chart shows the Fund's performance for Class Z shares for each full calendar year of operations or for the last 10 calendar years, whichever is shorter. The following table shows the average annual returns of each of the Fund's share classes and also compares the Fund's performance with the average annual total returns of an index or other benchmark. The bar chart and table demonstrate the risk of investing in the Fund by showing how returns can change from year to year.

The Fund's total returns prior to April 1, 2020 as reflected in the bar chart and the table are the returns of the Fund when it followed different investment strategies under the name "PGIM Short Duration Muni High Income Fund." The table compares the Fund's performance to that of the Bloomberg Barclays Municipal Bond Index and the Bloomberg Barclays Short Duration Muni 50% HG / 50% HY Index. Effective as of April 1, 2020, the Bloomberg Barclays 1-8 Year Municipal Index replaced the Bloomberg Barclays Municipal Bond Index and the Bloomberg Barclays Short Duration Muni 50% HG / 50% HY Index as the performance benchmark against which the Fund measures its performance. Fund management believes that the Bloomberg Barclays 1-8 Year Municipal Index is more relevant to the Fund's new investment strategies.

Past performance (before and after taxes) does not mean that the Fund will achieve similar results in the future. Updated Fund performance information is available online at www.pgiminvestments.com.